Consolidated Statements of Stockholders' / Member Equity - USD ($) $ in Millions	Total	Prior To Reorganization [Member]	After Reorganization [Member]	Member investment Albertsons Companies, LLC	Member investment Albertsons Companies, LLC Prior To Reorganization [Member]	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) After Reorganization [Member]	Accumulated other comprehensive income (loss) Albertsons Companies, LLC	Accumulated other comprehensive income (loss) Albertsons Companies, LLC Prior To Reorganization [Member]	(Accumulated deficit) / Retained earnings	(Accumulated deficit) / Retained earnings After Reorganization [Member]	(Accumulated deficit) / Retained earnings Albertsons Companies, LLC	(Accumulated deficit) / Retained earnings Albertsons Companies, LLC Prior To Reorganization [Member]	Common Stock	Additional paid in capital	Additional paid in capital After Reorganization [Member]	Treasury Stock
Beginning balance at Feb. 25, 2017	$ 1,371.2			$ 1,999.3				$ (12.8)				$ (615.3)
STOCKHOLDERS' EQUITY
Equity-based compensation prior to Reorganization Transactions		$ 24.6			$ 24.6
Employee tax withholding on vesting of phantom units prior to Reorganization Transactions		(17.4)			(17.4)
Member distribution		(250.0)			(250.0)
Other member activity		(1.6)			$ (1.6)
Net income	46.3	(342.0)	$ 388.3								$ 388.3		$ (342.0)
Reorganization Transactions (in shares)														579,443,146
Reorganization Transactions				$ (1,754.9)		$ 26.5		$ (26.5)		$ (957.3)		$ 957.3		$ 5.8	$ 1,749.1
Equity-based compensation after Reorganization Transactions			21.3													$ 21.3
Employee tax withholding on vesting of phantom units after Reorganization Transactions			(0.1)													$ (0.1)
Other comprehensive income (loss), net of tax		$ 39.3	$ 164.6				$ 164.6		$ 39.3
Ending balance (in shares) at Feb. 24, 2018														579,443,146
Ending balance at Feb. 24, 2018	1,398.2					191.1				(569.0)				$ 5.8	1,770.3
STOCKHOLDERS' EQUITY
Net income	131.1									131.1
Treasury stock purchases, at cost (in shares)														(3,671,621)
Treasury stock purchases, at cost	(25.8)																$ (25.8)
Reorganization Transactions	13.1														13.1
Equity-based compensation after Reorganization Transactions	47.7														47.7
Employee tax withholding on vesting of phantom units after Reorganization Transactions	(15.3)														(15.3)
Other comprehensive income (loss), net of tax	(99.8)					(99.8)
Other activity	1.5									6.1					(4.6)
Ending balance (in shares) at Feb. 23, 2019														575,771,525
Ending balance at Feb. 23, 2019	1,450.7					91.3				(431.8)				$ 5.8	1,811.2		(25.8)
STOCKHOLDERS' EQUITY
Net income	49.0
Issuance of common stock to Company's parents (in shares)														3,554,105
Net income	466.4									466.4
Equity-based compensation after Reorganization Transactions	32.8														32.8
Employee tax withholding on vesting of phantom units after Reorganization Transactions	(18.8)														(18.8)
Other comprehensive income (loss), net of tax	(226.4)					(226.4)
Other activity	(1.2)									(0.3)					(0.9)
Ending balance (in shares) at Feb. 29, 2020														579,325,630
Ending balance at Feb. 29, 2020	2,278.1					(118.5)				592.3				$ 5.8	$ 1,824.3		$ (25.8)
STOCKHOLDERS' EQUITY
Adoption of new accounting standards, net of tax	$ 574.6					$ 16.6				$ 558.0